SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2024
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
12.	SHAREHOLDERS’ EQUITY

Authorized, issued and outstanding common shares roll-forward is as follows:

	Authorized Shares	Issued and Outstanding Shares	Common Stock
Balance as of January 1, 2022	360,000,000	183,694,196	1,836
$60 million 2021 ATM	-	10,764,990	108
$60 million 2022 ATM	-	14,337,258	143
Balance as of December 31, 2022	360,000,000	208,796,444	2,087
$60 million 2022 ATM	-	-	-
Balance as of December 31, 2023	360,000,000	208,796,444	2,087
$60 million 2022 ATM	-	2,954,219	30
Balance as of December 31, 2024	360,000,000	211,750,663	2,117

On September 29, 2021, the Company entered into a new equity distribution agreement with B. Riley Securities, Inc, acting as sales agent, under which the Company may, from time to time, offer and sell common stock through an At-the-Market Offering (the “$60 million 2021 ATM”) program having an aggregate offering price of up to $60,000,000. In the period from January 1 through to February 14, 2022, the Company raised gross and net proceeds of $16.9 million and $16.5 million, respectively, by issuing and selling 10,764,990 common shares. The $60 million 2021 ATM was terminated on February 14, 2022, after having utilized $39.2 million of the program.

On February 14, 2022, the Company entered into a new equity distribution agreement with B. Riley Securities, Inc, acting as sales agent, under which the Company may, from time to time, offer and sell common stock through an At-the-Market Offering (the “$60 million 2022 ATM”) program having an aggregate offering price of up to $60,000,000. In 2022, the Company raised gross and net proceeds of $33.6 million and $32.7 million, respectively, by selling and issuing 14,337,258 commons shares. No common shares were issued in 2023. During 2024, the Company has raised gross and net proceeds of $9.2 million and $8.9 million, respectively, by selling and issuing 2,954,219 shares. The remaining available balance under this ATM was $17.3 million as of December 31, 2024, expiring February 11, 2025.

Subsequent to December 31, 2024, the Company has filed a new registration statement on March 11, 2025. The registration statement contained two prospectuses, a F-3 Shelf registration and a sales agreement prospectus referred to as the At Market Issuance Sales Agreement (ATM) with B. Riley Securities Inc. dated March 11, 2025. The ATM was declared effective on March 31, 2025.

Additional Paid-in Capital

Included in Additional Paid-in Capital is the Company’s Share Premium Fund as defined by Bermuda law. The Share Premium Fund cannot be distributed without complying with certain legal procedures designed to protect the creditors of the Company, including public notice to its creditors and a subsequent period for creditor notice of concern, regarding the Company’s intention, following shareholder approval, to transfer such funds to the Company’s Contributed Surplus Account and thereby make such funds available for distribution.

The Share Premium Fund was $176.0 million and $167.1 million as of December 31, 2024, and 2023, respectively. Credits to Additional Paid in Capital are a result of accounting for the Company’s share-based compensation program. The cash payment of $4.4 million allocated for the settlement of stock options in 2024, discussed in footnote 7, has been charged against Additional Paid in Capital.

Contributed Surplus Account

The Company’s Contributed Surplus Account as defined by Bermuda law, consists of amounts previously recorded as share premium, transferred to Contributed Surplus Account when resolutions are adopted by the Company’s shareholders to make Share Premium Fund distributable or available for other purposes. As indicated by the laws governing the Company, the Contributed Surplus Account can be used for dividend distribution and to cover accumulated losses from its operations. There are no legal or regulatory restrictions, other than approval by the Board of Directors, that limit the Company’s ability to authorize dividend distributions from contributed surplus

For the year ended December 31, 2024, the Company has declared dividends of $83.6 million, or $0.40 per share, that has been charged to the Contributed Surplus Account. The Company has paid out $75.1 million of the declared dividends in 2024 and the remaining $8.5 million was paid out in January 2025. For the year ended December 31, 2023, the Company declared dividends of $102.3 million that was charged to the Contributed Surplus Account. The Company paid out $89.8 million of the declared dividends in 2023 and the remaining $12.5 million was paid out in January 2024. For the year ended December 31, 2022, the Company paid a dividend of $22.7 million that was charged to the Contributed Surplus Account. The Company’s Contributed Surplus account was $321.2 million, $404.8 million and $507.1 million as of December 31, 2024, 2023 and 2022, respectively.

Shareholders’ Rights Plan

On June 16, 2017, the Board of Directors adopted a new shareholders’ rights agreement and declared a dividend of one preferred share purchase right to purchase one one-thousandth of a Series A Participating Preferred Share of the Company for each outstanding common share, par value $0.01 per share. The dividend was payable on June 26, 2017, to shareholders of record on that date. Each right entitles the registered holder to purchase from us one one-thousandth of a Series A Participating Preferred Share of the Company at an exercise price of $30.00, subject to adjustment. The Company can redeem the rights at any time prior to a public announcement that a person or group has acquired ownership of 15% or more of the Company’s common shares. As at December 31, 2024, no shares were issued pursuant to the plan.

This shareholders’ rights plan was designed to enable us to protect shareholder interests in the event that an unsolicited attempt is made for a business combination with, or a takeover of, the Company. Our shareholders’ rights plan is not intended to deter offers that the Board determines are in the best interests of our shareholders.